Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	Weidai Ltd.
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Central Index Key	0001734902
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Class A ordinary shares
Entity Common Stock, Shares Outstanding	35,390,055
Class B ordinary shares
Entity Common Stock, Shares Outstanding	35,071,400